Stock Based Compensation (Details) - Schedule of stock option activity under the plan - DocGo Inc. and Subsidiaries [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Stock Based Compensation (Details) - Schedule of stock option activity under the plan [Line Items]
Options Shares, Beginning		4,635,898	2,741,867
Weighted Average Exercise Price, Beginning		$ 1.84	$ 2.19
Weighted Average Remaining Contractual Life in Years, Beginning			7 years 9 months 21 days
Aggregate Intrinsic Value, Beginning		$ 8,129,671	$ 1,344,800
Options Shares , Granted/Vested	1,035,523	5,495,095	1,322,548
Weighted Average Exercise Price , Granted/Vested	$ 1.66	$ 2.88	$ 1.59
Weighted Average Remaining Contractual Life in Years , Granted/Vested	9 years 1 month 9 days	9 years 9 months 18 days	10 years 3 days
Aggregate Intrinsic Value, Granted/Vested
Options Shares , Exercised		(1,235,130)
Weighted Average Exercise Price , Exercised		$ 0.5
Weighted Average Remaining Contractual Life in Years , Exercised		4 years 3 months 25 days
Aggregate Intrinsic Value, Exercised
Options Shares , Cancelled	(12,438)	(472,891)	(451,602)
Weighted Average Exercise Price , Cancelled		$ 2.37	$ 6.36
Weighted Average Remaining Contractual Life in Years , Cancelled		7 years 11 months 4 days
Aggregate Intrinsic Value, Cancelled
Options Shares, Ending	4,635,898	8,422,972	3,612,813
Weighted Average Exercise Price , Ending	$ 1.84	$ 6.21	$ 1.92
Weighted Average Remaining Contractual Life in Years , Ending	7 years 3 months 10 days	8 years 9 months 7 days	7 years 8 months 26 days
Aggregate Intrinsic Value , Ending	$ 8,129,671	$ 24,706,020	$ 1,344,800
Options Shares , Options vested and exercisable		2,378,212
Weighted Average Exercise Price , Options vested and exercisable		$ 2.88
Weighted Average Remaining Contractual Life in Years , Options vested and exercisable		6 years 10 months 28 days
Aggregate Intrinsic Value , Options vested and exercisable		$ 15,914,624